Consolidated Statements of Shareholders' Equity - USD ($)	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Total Equity Domain [Member]
Comprehensive income (loss)
Total ending equity		$ 0	$ 382,411,000	$ (505,014,000)	$ 3,530,337,000	$ 6,377,417,000	$ (550,587,000)	$ 9,234,564,000	$ 250,456,000	$ 9,485,020,000
Shares issued at Dec. 31, 2013			308,995,730	(7,548,951)
Proceeds from conversion of preference shares into ordinary shares					0			0		0
Proceeds from exercise of options and related tax effects			$ 2,804,000		99,182,000			101,986,000		101,986,000
Shares from exercise of options and related tax effects			2,108,521
Compensation expense related to stock options					8,507,000			8,507,000		8,507,000
Proceeds From Repurchase Of Equity				$ 0				0		0
treasury				0
Dividends paid						(317,903,000)		(317,903,000)		(317,903,000)
Purchase (sale) of noncontrolling interests					(2,184,000)			(2,184,000)	322,570,000	320,386,000
Cash contributions from noncontrolling interests									(71,054,000)	(71,054,000)
Expiration put provisions 1									4,650,000	4,650,000
Changes in fair value of noncontrolling interests					(89,767,000)			(89,767,000)		(89,767,000)
Comprehensive income (loss)
Net Income						1,045,266,000		1,045,266,000	80,949,000	1,126,215,000
Other comprehensive income (loss) - net							(537,156,000)	(537,156,000)	(2,513,000)	(539,669,000)
Total comprehensive income								508,110,000	78,436,000	586,546,000
Shares issued ending			311,104,251	(7,548,951)
Total ending equity			$ 385,215,000	$ (505,014,000)	3,546,075,000	7,104,780,000	(1,087,743,000)	9,443,313,000	585,058,000	10,028,371,000
Shares issued at Dec. 31, 2014		0
Proceeds from exercise of options and related tax effects			$ 1,947,000		87,065,000			89,012,000		89,012,000
Shares from exercise of options and related tax effects			1,758,820
Compensation expense related to stock options					12,323,000			12,323,000		12,323,000
Vested subsidiary plan					(4,613,000)			(4,613,000)		(4,613,000)
Dividends paid						(263,244,000)		(263,244,000)		(263,244,000)
Purchase (sale) of noncontrolling interests					7,461,000			7,461,000	7,169,000	14,630,000
Cash contributions from noncontrolling interests									(100,852,000)	(100,852,000)
Expiration put provisions 1									(5,206,000)	(5,206,000)
Changes in fair value of noncontrolling interests					(178,003,000)			(178,003,000)		(178,003,000)
Comprehensive income (loss)
Net Income						1,029,445,000		1,029,445,000	124,577,000	1,154,022,000
Other comprehensive income (loss) - net							(248,552,000)	(248,552,000)	(1,888,000)	(250,440,000)
Total comprehensive income								780,893,000	122,689,000	903,582,000
Shares issued ending			312,863,071	(7,548,951)
Total ending equity			$ 387,162,000	$ (505,014,000)	3,470,308,000	7,870,981,000	(1,336,295,000)	9,887,142,000	608,858,000	10,496,000,000
Shareholders equity at Dec. 31, 2015	$ 10,496,000,000
Proceeds from exercise of options and related tax effects			$ 1,014,000		49,307,000			50,321,000		50,321,000
Shares from exercise of options and related tax effects	907,720		907,720
Compensation expense related to stock options					30,176,000			30,176,000		30,176,000
Vested subsidiary plan					(2,967,000)			(2,967,000)		(2,967,000)
Withdrawal of treasury stock			$ (8,591,000)	$ 438,119,000	(429,528,000)
Dividends paid						(277,176,000)		(277,176,000)		(277,176,000)
Purchase (sale) of noncontrolling interests					(1,212,000)			(1,212,000)	13,105,000	11,893,000
Cash contributions from noncontrolling interests									(107,354,000)	(107,354,000)
Expiration put provisions 1									9,756,000	9,756,000
Changes in fair value of noncontrolling interests					(138,112,000)			(138,112,000)		(138,112,000)
Comprehensive income (loss)
Net Income						1,243,267,000		1,243,267,000	123,482,000	1,366,749,000
Other comprehensive income (loss) - net							17,283,000	17,283,000	491,000	17,774,000
Total comprehensive income								1,260,550,000	123,973,000	1,384,523,000
Shares issued ending			307,221,791	(999,951)
Shares withrawn treasury stock			(6,549,000)	6,549,000
Total ending equity			$ 379,585,000	$ (66,895,000)	$ 2,977,972,000	$ 8,837,072,000	$ (1,319,012,000)	$ 10,808,722,000	$ 648,338,000	$ 11,457,060,000